Pledged Assets	12 Months Ended
Dec. 31, 2020
Disclosure Of Pledged Assets [Abstract]
Pledged Assets
8.	PLEDGED ASSETS
(1)	As of December 31, 2019 and 2020, the Group’s assets pledged as collateral were as follows:

	December 31,
Assets pledged	2019	2020		Pledge purpose
	NT$000	NT$000	US$000
Shown as “Property, plant and equipment”
Land	$14,962	$14,962	$533	Note 1
Buildings	22,860	22,204	791	Note 1
Testing equipment	—	58,808	2,094	Note 2
Shown as “Other non-current assets” Prepayment for equipment	—	22,423	798	Note 2
	$37,822	$118,397	$4,216

Note 1: Provided as collateral for long-term borrowings with Taiwan Cooperative Bank.

Note 2: Provided as collateral for long-term borrowings with non-financial institution.

(2)

Pursuant to the loan and security agreement entered between Cathay Bank and the Company and its subsidiary, TLC US, on December 27, 2018 and June 18, 2020, respectively, except for the Intellectual Property, including trademarks, patents, copyrights, service marks, technology, trade secrets, and etc., defined in the loan and security agreement, all other personal property, including tangible and intangible assets, of the Company and TLC US are pledged as collateral for borrowings. Cathay Bank constitutes a first priority security interest in the personal property of the Company and TLC US located in the United States and does not constitute a first priority security interest in the personal property of the Company located outside of the United States.